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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
__________________________________________
Investment Company Act file number: 811-05807
__________________________________________

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)
__________________________________________
Luke E. Sims, President

Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Ave

Suite 120
Milwaukee, WI 53202
(414) 765-1107
(Name and address of agent for service)
________________________________________
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end:  December 31, 2008

Date of reporting period:  September 30, 2008

Common Stock (84.0% of Total Investments)
Bank/Financial	Shares	Cost	Market Value	% Total Inv.
CIT Group, Inc.	20,000	$587,335	$139,200
Citigroup Inc.	22,000	368,636	451,220
Marshall & Ilsley Corporation	5,000	167,716	100,750
State Street Corp.	6,000	54,688	341,280
			$1,032,450	(4.7%)
Data/Payroll Processing
Automatic Data Processing, Inc.	1,000	$39,989	$42,750
Metavante Technologies, Inc.*	1,666	43,292	32,087
Paychex Inc.	10,000	320,955	330,300
Total Systems Services, Inc.	13,065	177,851	214,266
			$619,403	(2.8%)
Consumer
Colgate-Palmolive	13,000	$324,220	$979,550
PepsiCo Inc.	10,000	168,296	712,700
			$1,692,250	(7.7%)
Health Care
Abbott Laboratories	15,000	$638,677	$863,700
Johnson & Johnson	17,000	731,295	1,177,760
Pfizer Inc.	33,000	701,800	608,520
Teleflex Inc.	16,000	545,608	1,015,840
			$3,665,820	(16.6%)
Industrial
Emerson Electric Co.	20,000	$335,278	$815,800
General Electric Co.	40,000	957,881	1,020,000
Graco Inc.	25,000	987,169	890,250
Manitowoc Company Inc.	35,000	930,517	544,250
Sigma Aldrich Corp.	7,000	58,094	366,940
			$3,637,240	(16.4%)
Medical Device
Medtronic, Inc.	17,000	$850,214	$851,700
Stryker Corp.	22,000	180,012	1,370,600
Zimmer Holdings Inc.*	1,000	81,859	64,560
			$2,286,860	(10.3%)
Mutual Fund Managers
Eaton Vance Corp.	20,000	$742,643	$704,600
Franklin Resources Inc.	10,000	935,109	881,300
			$1,585,900	(7.2%)
Insurance
AFLAC Inc.	16,500	$79,484	$969,375
			$969,375	(4.4%)
Retail/Distribution
The Home Depot, Inc.	26,500	$1,039,592	$686,085
Lowe's Companies, Inc.	10,000	254,089	236,900
O'Reilly Automotive Inc.*	30,000	189,637	803,100
Sysco Corp	22,000	204,950	678,260
			$2,404,345	(10.9%)
Software/Data Processing
Jack Henry & Associates Inc.	34,000	$626,877	$691,220
			$691,220	(3.1%)

Total common stock investments			$18,584,863

Cash and cash equivalents (16.0% of total investments)			3,530,537

Total investments			$22,115,400

All other assets less liabilities			8,375

Total net assets			$22,123,775

*Non-dividend paying security

Footnotes:

The following information is based upon federal income
tax cost of portfolio investments as of September 30, 2008:

Gross unrealized appreciation       $ 6,843,719
Gross unrealized depreciation         (1,582,528)
                                                   ___________
Net unrealized appreciation          $ 5,261,191
                                                   ___________

Federal income tax basis              $16,091,233

Valuation Hierarchy

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Fund can participate.

     Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

     Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Assets

     Common Stock Investments

     All of the Fund’s common stock investments are classified within Level 1 of the valuation hierarchy as quoted prices are available in an active market.

     The following table presents the financial instruments carried at fair value as of September 30, 2008, as identified in Item 1., Schedule of Investments and by the SFAS 157 hierarchy (as described above):

     Assets measure at fair value on a recurring basis as of September 30, 2008:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	September 30,
	Level 1	Level 2	Level 3	2008

Common Stock
Investments	$18,584,863	$ —	$ —	$18,584,863

ITEM 2. CONTROLS AND PROCEDURES.

(i) As of October 1, 2008, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(ii) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

99.1 Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

99.2 Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By:  /s/ Luke E. Sims     ______________
       Luke E. Sims
       President and Chief Executive Officer

Dated:     October 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Luke E. Sims     ______________

      Luke E. Sims

      President and Chief Executive Officer (Principal Executive Officer)

Dated:      October 6, 2008

By:  /s/ David C. Sims _____________

      David C. Sims

      Chief Financial Officer (Principal Financial Officer)

Date: October 6, 2008